EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 11:	EARNINGS PER SHARE

The table below presents the computation of basic and diluted net earnings per common share:

	Six months ended June 30,
	2015	2016
Numerator:
Net income (loss) attributable to ordinary shares - basic and diluted	$22,513	$(355)
Net loss from discontinued operations - basic and diluted	(3,559)	(4,668)

	$18,954	$(5,023)

Denominator:
Number of ordinary shares outstanding during the period	70,623,006	76,247,269
Weighted average effect of dilutive securities:
Shares to be issued in connection with acquisition	64,697	-
Employee stock options and restricted stock units	76,316	24,520

Diluted number of ordinary shares outstanding - Continuing and discontinued operations	70,764,019	76,271,789

Basic and diluted net earnings (loss) per ordinary share:
Continuing operations	$0.32	$(0.00	) *)
Discontinuing operations	(0.05)	(0.06)
Net income (loss)	$0.27	$(0.06)

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	9,967,014	13,040,436

*) Less than $0.01